Note 9 - Stock-based Compensation Expense (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 1,229,953
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 1 month 6 days
Prepaid Expense, Value of Stock Issued for Services During Period	$ 4,987		$ 19,947
Cost, Consulting and Financial Advisory Services [Member]
Share-based Payment Arrangement, Expense	14,960	$ 20,600
Share-Based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense	$ 190,191	$ 56,190	$ 269,427	$ 18,730
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 2 months 12 days